Commitments and Contingencies - Broker credit risk (Details) - Gross written premium - Property and casualty operations - Credit concentration risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Maximum percentage of ceded written premium	10.00%
AON Corporation and subsidiaries
Concentration Risk [Line Items]
Maximum percentage of ceded written premium	18.00%	18.00%	21.00%
Marsh & McLennan Companies
Concentration Risk [Line Items]
Maximum percentage of ceded written premium	19.00%	20.00%	23.00%
Willis Group and subsidiaries
Concentration Risk [Line Items]
Maximum percentage of ceded written premium	13.00%	11.00%	13.00%